Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 2,034	$ 1,808	$ 1,848